Commitment and Contingencies (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
2027	$ 3,113	$ 3,933
2028	349	3,033
2029	130	269
Purchase Obligation, to be Paid, Year Four		130
Total	$ 9,122	$ 7,365